CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Trade sales, services and fees, net	$ 2,693				$ 2,635					$ 10,847	$ 10,964	$ 11,041
Related party sales	62				67					232	223	180
Total revenues	2,755	2,705	2,842	2,830	2,702	2,619	2,741	2,914	2,913	11,079	11,187	11,221
Cost of goods sold	2,300				2,349					9,309	9,146	9,363
Gross profit	455	450	511	456	353	413	542	532	554	1,770	2,041	1,858
Selling, general and administrative	227				224					936	934	916
Research and development	36				36					140	152	166
Other operating (income) expense	(4)				(7)					10	(6)	(20)
Restructuring, impairment and plant closing costs	39	41	37	29	44	40	47	5		151	92	167
Operating income	157				56		31			533	869	629
Interest (expense) income, net	(51)				(54)					(203)	(238)	(262)
Equity in income (loss) of investment in affiliates and subsidiaries	2				1					8	7	8
Loss on early extinguishment of debt					(35)					(51)	(80)	(7)
Other (expense) income	1									2	1	2
Income from continuing operations before income taxes	109				(32)					289	559	370
Income tax (expense) benefit	(37)				18					(137)	(179)	(113)
Income from continuing operations	72	34	76	56	(14)	(44)	121	133	170	152	380	257
Income (loss) from discontinued operations, net of tax	(7)				(2)					(5)	(7)	(1)
Income before extraordinary gain						(44)	120	131	166	147	373	256
Extraordinary gain on the acquisition of a business, net of tax of nil											2	4
Net income	65	33	74	56	(16)	(43)	121	131	166	147	375	260
Net income attributable to noncontrolling interests	(8)				(7)					(21)	(10)	(7)
Net income attributable to Huntsman International LLC	57	32	68	49	(23)	(45)	117	127	166	126	365	253
Other comprehensive income (loss)	8				(32)					178	(181)	(262)
Comprehensive income attributable to noncontrolling interests	(12)				(7)					(26)	(9)	(2)
Comprehensive income (loss) attributable to Huntsman International LLC	61				(55)					299	185	(4)
Reportable legal entities | Parent Company
Revenues:
Trade sales, services and fees, net	260				242					1,039	932	885
Related party sales	97				198					315	745	453
Total revenues	357				440					1,354	1,677	1,338
Cost of goods sold	300				388					1,097	1,424	1,178
Gross profit	57				52					257	253	160
Selling, general and administrative	31				36					168	191	182
Research and development	11				11					51	47	50
Other operating (income) expense	(3)				6					(6)	(5)	35
Restructuring, impairment and plant closing costs	(2)				(1)					13	4	1
Operating income	20									31	16	(108)
Interest (expense) income, net	(47)				(48)					(185)	(207)	(216)
Equity in income (loss) of investment in affiliates and subsidiaries	79				22					118	503	381
Loss on early extinguishment of debt					(35)					(51)	(80)	(7)
Other (expense) income	1									2	(12)	(35)
Income from continuing operations before income taxes	53				(61)					(85)	220	15
Income tax (expense) benefit	4				39					210	141	232
Income from continuing operations	57				(22)					125	361	247
Income (loss) from discontinued operations, net of tax					(1)					1	4	6
Income before extraordinary gain											365	253
Net income	57				(23)					126	365	253
Net income attributable to Huntsman International LLC	57				(23)					126	365	253
Other comprehensive income (loss)	4				(32)					173	(180)	(257)
Comprehensive income (loss) attributable to Huntsman International LLC	61				(55)					299	185	(4)
Reportable legal entities | Guarantors
Revenues:
Trade sales, services and fees, net	766				784					3,193	3,443	3,349
Related party sales	130				116					470	447	493
Total revenues	896				900					3,663	3,890	3,842
Cost of goods sold	709				748					2,904	3,003	3,160
Gross profit	187				152					759	887	682
Selling, general and administrative	38				37					131	120	97
Research and development	9				9					38	36	34
Other operating (income) expense	(5)				6					(10)	2	(18)
Restructuring, impairment and plant closing costs	2				7					15	7
Operating income	143				93					585	722	569
Interest (expense) income, net	8				10					43	42	43
Equity in income (loss) of investment in affiliates and subsidiaries	(13)				(78)					(134)	40	77
Other (expense) income											14
Income from continuing operations before income taxes	138				25					494	818	689
Income tax (expense) benefit	(56)				(8)					(200)	(243)	(210)
Income from continuing operations	82				17					294	575	479
Income (loss) from discontinued operations, net of tax					1					(1)	1	(1)
Income before extraordinary gain											576	478
Net income	82				18					293	576	478
Net income attributable to noncontrolling interests												(2)
Net income attributable to Huntsman International LLC	82				18					293	576	476
Other comprehensive income (loss)	97				(188)					34	(250)	(98)
Comprehensive income attributable to noncontrolling interests												(3)
Comprehensive income (loss) attributable to Huntsman International LLC	179				(170)					327	326	377
Reportable legal entities | Nonguarantors
Revenues:
Trade sales, services and fees, net	1,667				1,609					6,615	6,589	6,807
Related party sales	341				331					1,277	1,161	1,098
Total revenues	2,008				1,940					7,892	7,750	7,905
Cost of goods sold	1,796				1,789					7,137	6,849	6,855
Gross profit	212				151					755	901	1,050
Selling, general and administrative	158				151					637	623	637
Research and development	16				16					51	69	82
Other operating (income) expense	4				(19)					26	(3)	(37)
Restructuring, impairment and plant closing costs	39				38					123	81	166
Operating income	(5)				(35)					(82)	131	202
Interest (expense) income, net	(12)				(16)					(61)	(73)	(89)
Equity in income (loss) of investment in affiliates and subsidiaries	2				1					8	9	9
Other (expense) income										2	(1)	1
Income from continuing operations before income taxes	(15)				(50)					(133)	66	123
Income tax (expense) benefit	15				(13)					26	1	(35)
Income from continuing operations					(63)					(107)	67	88
Income (loss) from discontinued operations, net of tax	(7)				(2)					(5)	(12)	(6)
Income before extraordinary gain											55	82
Extraordinary gain on the acquisition of a business, net of tax of nil											2	4
Net income	(7)				(65)					(112)	57	86
Net income attributable to noncontrolling interests	(6)				(7)					(22)	(16)	(6)
Net income attributable to Huntsman International LLC	(13)				(72)					(134)	41	80
Other comprehensive income (loss)	5				(16)					48	(148)	(232)
Comprehensive income attributable to noncontrolling interests	(10)				(7)					(23)	(16)	(1)
Comprehensive income (loss) attributable to Huntsman International LLC	(12)				(88)					(87)	(107)	(147)
Eliminations
Revenues:
Related party sales	(506)				(578)					(1,830)	(2,130)	(1,864)
Total revenues	(506)				(578)					(1,830)	(2,130)	(1,864)
Cost of goods sold	(505)				(576)					(1,829)	(2,130)	(1,830)
Gross profit	(1)				(2)					(1)		(34)
Operating income	(1)				(2)					(1)		(34)
Equity in income (loss) of investment in affiliates and subsidiaries	(66)				56					16	(545)	(459)
Other (expense) income										(2)		36
Income from continuing operations before income taxes	(67)				54					13	(545)	(457)
Income tax (expense) benefit										(173)	(78)	(100)
Income from continuing operations	(67)				54					(160)	(623)	(557)
Income before extraordinary gain											(623)	(557)
Net income	(67)				54					(160)	(623)	(557)
Net income attributable to noncontrolling interests	(2)									1	6	1
Net income attributable to Huntsman International LLC	(69)				54					(159)	(617)	(556)
Other comprehensive income (loss)	(98)				204					(77)	397	325
Comprehensive income attributable to noncontrolling interests	(2)									(3)	7	2
Comprehensive income (loss) attributable to Huntsman International LLC	$ (167)				$ 258					$ (240)	$ (219)	$ (230)